BLACKROCK FUNDS III

LifePath® Index Retirement Portfolio

LifePath® Index 2020 Portfolio

LifePath® Index 2025 Portfolio

LifePath® Index 2030 Portfolio

LifePath® Index 2035 Portfolio

LifePath® Index 2040 Portfolio

LifePath® Index 2045 Portfolio

LifePath® Index 2050 Portfolio

LifePath® Index 2055 Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

SUPPLEMENT DATED FEBRUARY 10, 2014 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2013

Effective immediately, the Portfolios’ Statement of Additional Information is hereby amended as follows:

The paragraph in the section entitled “Management and Advisory Arrangements – Information Regarding the Portfolio Managers” is deleted in its entirety and replaced with the following:

Alan Mason and Amy Whitelaw, the portfolio managers, are jointly and primarily responsible for the day-to-day management of each Master Portfolio’s portfolio.

The subsection entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

The following tables set forth information about funds and accounts other than the applicable Master Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2012.

LifePath® Index Retirement Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Alan Mason	18	639	760	0	5	0
	$11.95 Billion	$771.6 Billion	$131.7 Billion	$0	$2.42 Billion	$0

Amy Whitelaw	18	339	84	0	0	0
	$11.95 Billion	$396.8 Billion	$13.81 Billion	$0	$0	$0

LifePath® Index 2020 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Alan Mason	18	639	760	0	5	0
	$11.87 Billion	$771.6 Billion	$131.7 Billion	$0	$2.42 Billion	$0

Amy Whitelaw	18	339	84	0	0	0
	$11.87 Billion	$396.8 Billion	$13.81 Billion	$0	$0	$0

LifePath® Index 2025 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Alan Mason	18	639	760	0	5	0
	$12.03 Billion	$771.6 Billion	$131.7 Billion	$0	$2.42 Billion	$0

Amy Whitelaw	18	339	84	0	0	0
	$12.03 Billion	$396.8 Billion	$13.81 Billion	$0	$0	$0

LifePath® Index 2030 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Alan Mason	18	639	760	0	5	0
	$11.95 Billion	$771.6 Billion	$131.7 Billion	$0	$2.42 Billion	$0

Amy Whitelaw	18	339	84	0	0	0
	$11.95 Billion	$396.8 Billion	$13.81 Billion	$0	$0	$0

LifePath® Index 2035 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Alan Mason	18	639	760	0	5	0
	$12.07 Billion	$771.6 Billion	$131.7 Billion	$0	$2.42 Billion	$0

Amy Whitelaw	18	339	84	0	0	0
	$12.07 Billion	$396.8 Billion	$13.81 Billion	$0	$0	$0

LifePath® Index 2040 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Alan Mason	18	639	760	0	5	0
	$12.05 Billion	$771.6 Billion	$131.7 Billion	$0	$2.42 Billion	$0

Amy Whitelaw	18	339	84	0	0	0
	$12.05 Billion	$396.8 Billion	$13.81 Billion	$0	$0	$0

LifePath® Index 2045 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Alan Mason	18	639	760	0	5	0
	$12.12 Billion	$771.6 Billion	$131.7 Billion	$0	$2.42 Billion	$0

Amy Whitelaw	18	339	84	0	0	0
	$12.12 Billion	$396.8 Billion	$13.81 Billion	$0	$0	$0

2

LifePath® Index 2050 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Alan Mason	18	639	760	0	5	0
	$12.13 Billion	$771.6 Billion	$131.7 Billion	$0	$2.42 Billion	$0

Amy Whitelaw	18	339	84	0	0	0
	$12.13 Billion	$396.8 Billion	$13.81 Billion	$0	$0	$0

LifePath® Index 2055 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Alan Mason	18	639	760	0	5	0
	$12.15 Billion	$771.6 Billion	$131.7 Billion	$0	$2.42 Billion	$0

Amy Whitelaw	18	339	84	0	0	0
	$12.15 Billion	$396.8 Billion	$13.81 Billion	$0	$0	$0

The last sentence under the subsection entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation” is deleted and replaced with the following:

The performance of each of Ms. Whitelaw and Mr. Mason is not measured against a specific benchmark.

The last sentence under the subsection entitled “Portfolio Manager Compensation Overview — Distribution of Discretionary Incentive Compensation — Long-Term Incentive Plan Awards” is deleted and replaced with the following:

Mr. Mason has unvested long-term incentive awards.

The last sentence of the paragraph under the subsection entitled “Portfolio Manager Compensation Overview — Other Compensation Benefits — Incentive Savings Plans” is deleted and replaced with the following:

Ms. Whitelaw and Mr. Mason are each eligible to participate in these plans.

Shareholders should retain this Supplement for future reference.